Material Events During the Reporting Period (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	6 Months Ended
	Jan. 31, 2024	Jun. 30, 2024	Jun. 30, 2023
Material Events During the Reporting Period [Line Items]
Repurchased share		26,043,291
Treasury shares		$ 69,755	$ 23,259
Purchase price per share	$ 0.01
Beneficial ownership, percentage	10.00%
Treasury Shares [Member]
Material Events During the Reporting Period [Line Items]
Treasury shares		$ 69,755	$ 23,259